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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [ X ]; Amendment Number:             1
                                                 -----------------------
         This Amendment (Check only one.):  [X]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Soros Fund Management LLC
Address:        888 Seventh Avenue
                New York, New York  10106

Form 13F File Number:  28-6420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Assistant General Counsel
Phone:            212-397-5516

Signature, Place, and Date of Signing:


/s/ Richard D. Holahan, Jr.        New York, New York        February 21, 2003
---------------------------        ------------------        -----------------
[Signature]                        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                          1
                                                         ------
Form 13F Information Table Entry Total:                    164
                                                         --------
Form 13F Information Table Value Total:                 $2,624,953
                                                         ---------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number                   Name
---                --------------------                   ----
 1                 28-10418                               George Soros

                                                   SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------


                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP             COM          001084102     $11,050      500,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP              COM          001765106      $6,600    1,000,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC   COM          00184A105     $39,732    3,033,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE        COM          00754A105      $1,720      103,100                     X      1                    X
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL      COM          00763M108      $6,287      525,200                     X      1                    X
OPTICS INC
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC     COM          00949P108        $447      114,660                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
ALCAN INC             COM          013716105     $21,550      730,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC             COM          013817101     $15,547      682,500   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS    COM          019777101     $18,800    2,500,000                     X      1                    X
INC
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A     SPON ADR     02364W105     $23,479    1,635,000                     X      1                    X
DE C V                L SHS
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE        COM          02553E106      $2,949      214,030                     X      1                    X
OUTFITTERS NEW
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP    COM          032511107      $2,405       50,200                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC            COM          03674B104     $29,759      473,121                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP           COM          037411105     $33,078      580,410                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER           ORD          G04074103     $50,395    3,405,071   X                        1            X
MINES LTD
------------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE      COM          037933108        $503       22,618   X                        1            X
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP          COM AP       038020103        $351       20,000   X                        1            X
                      BIO GRP
------------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNICA-       COM          M14925107        $145      722,500   X                        1            X
TIONS & SOFTWARE
------------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC     COM          042735100      $5,451      426,200                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
ASHANTI GOLDFIELDS    GLOB DEP     043743202        $123       21,111   X                        1            X
LTD                   RCPT
------------------------------------------------------------------------------------------------------------------------------------
ASPECT TELECOMMUN-    SB DB CV     045237AE4        $944    2,500,000   X                        1            X
ICATIONS CORP         ZERO 18
------------------------------------------------------------------------------------------------------------------------------------
AVAX TECHNOLOGIES     COM PAR      053495305         $19      137,043                     X      1                    X
INC                   $0.004
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC             COM          053807103      $5,730      529,100                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA          COM          054923107     $29,425    2,500,000                     X      1                    X
INC
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB    COM          05548J106     $13,268      725,000   X                        1            X
INC
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                SPONSORED    055622104     $89,024    2,190,000   X                        1            X
                      ADR
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC           COM          073325102      $6,136      535,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------



                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC          COM          086516101     $60,979    2,525,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC           COM          096227103     $8,671     5,287,082   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN     COM          12189T104     $43,021    1,654,000   X                        1            X
SANTA FE CP
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN     COM          12189T104      $1,353       52,000                     X      1                    X
SANTA FE CP
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP    COM          166764100     $34,762      522,900   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL         COM          184502102     $14,916      400,000   X                        1            X
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO          COM          191216100     $37,005      844,100   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA FEMSA S A   SPON ADR     191241108      $5,626      314,300                     X      1                    X
DE C V                REP L
------------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX            COM          19419B100      $9,490    1,000,000                     X      1                    X
PHARMACEUTICALS,
INC.
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC         COM          203372107        $161       20,400                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY   COM PAR      205862402        $251       25,000   X                        1            X
INC                   $0.10
------------------------------------------------------------------------------------------------------------------------------------
CONTINUCARE CORP      COM          212172100        $293    2,250,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-         COM          232806109      $3,295      576,000                     X      1                    X
CONDUCTOR CORP
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-         SUB NT CV    232806AE9        $823    1,000,000   X                        1            X
CONDUCTOR CORP        4%05
------------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP           COM          247126105        $469       58,200                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC   COM          247361108      $8,470      700,000   X                        1            X
DEL
------------------------------------------------------------------------------------------------------------------------------------
DELTIC TIMBER CORP    COM          247850100      $3,052      114,300                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR           UNIT SER 1   252787106      $1,670       20,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO        COM DISNEY   254687106        $816       50,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS  COM          257867101        $501       23,000   X                        1            X
CO
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS       COM          268648102      $9,732    1,585,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICA-   CL A         278762109     $32,426    1,456,700   X                        1            X
TIONS NEW
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICA-   SB NT CV     278762AD1      $2,678    3,000,000   X                        1            X
TIONS NEW             4.875%07
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------



                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP        COM          292845104      $4,470      200,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC        COM          29355X107      $2,506      626,480                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL    SH BEN INT   29476L107        $492       20,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP      COM          30231G102     $31,621      905,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT        COM          31410H101     $24,875      864,900   X                        1            X
STORES INC DEL
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP            COM          31428X106      $2,966       54,700                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP      COM          337932107      $9,034      274,000                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL      ORD          Y2573F102        $410       50,000   X                        1            X
LTD
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO     SPON ADR     344419106     $17,336      476,000                     X      1                    X
MEXICANO SA           UNITS
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN      CL B         35671D857        $671       40,000   X                        1            X
COPPER & GOLD
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL           SR NT CV     364760AJ7      $8,824    7,000,000   X                        1            X
                      5.75%09
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP      COM          373298108     $36,845    2,280,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN TELECOM INC    COM          38122G107      $1,110       81,388   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL      COM          381317106     $29,392      409,300                     X      1                    X
CORP DEL
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP         COM          382388106     $17,943      979,400                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES CHEM      COM          390568103        $463       19,400                     X      1                    X
CORP
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO    COM          428236103     $21,266    1,225,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP    COM          432848109      $9,483      746,100                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
HISPANIC              CL A         43357B104      $6,097      296,700   X                        1            X
BROADCASTING CORP
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC    COM          438516106     $62,040    2,585,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC    COM          441815107      $1,460       52,500   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES  COM NEW      457985208     $46,431    2,630,625   X                        1            X
HLDGS CP
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE     COM          458118106      $3,535      422,300                     X      1                   X
TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME    COM          459902102     $11,130      146,600                     X      1                   X
TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL         COM          460254105     $29,540    1,600,200   X                        1            X
RECTIFIER CORP
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP     SB NT CV     460690AF7      $2,618    3,000,000   X                        1            X
COS INC               1.8%04
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------



                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERTRUST            COM          46113Q109        $253       59,900   X                        1            X
TECHNOLOGIES CORP
------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS          COM          46116T100        $508    1,750,000                     X      1                    X
PHARMACEUTICALS
------------------------------------------------------------------------------------------------------------------------------------
JDN RLTY CORP         COM          465917102      $1,944      177,500   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
JACK IN THE BOX INC   COM          466367109      $1,037       60,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS       COM          477143101    $257,476    9,536,138   X                        1            X
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC      COM          478366107      $9,348      116,600                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
JOS A BANK CLOTHIERS  COM          480838101     $12,449      583,901   X                        1            X
INC
------------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP         COM          501940100     $10,301      291,000                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP        SB NT CV     502161AD4      $2,865    3,000,000   X                        1            X
                      4.25%04
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER  COM NEW      50540R409      $6,607      284,300                     X      1                    X
HLDGS
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP     SUB NT       512807AE8      $4,219    5,000,000   X                        1            X
                      CV 4%06
------------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD         ORD          M6706C103      $3,252     636,485                      X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP             COM          521865105        $775       23,300                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP           COM          526057104      $3,395       65,800                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIBORNE INC     COM          539320101     $15,827      533,800                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PAC CORP    COM          546347105     $26,316    3,265,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
LUXOTTICA GROUP       SPONSORED    55068R202      $9,846      721,286                     X      1                    X
S P A                 ADR
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP             COM          55262L100     $16,205      852,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL           COM          58047P107     $21,439    1,990,666   X                        1            X
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE            COM          552953101     $10,062      305,200                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC        CL A         559222401     $18,019      320,900                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY RESORT       COM          562567107     $31,608    1,032,600                     X      1                    X
GROUP
------------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC          COM          56418H100      $4,574      143,400                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
MASCO CORP            COM          574599106      $8,946      425,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT STORES CO    COM          577778103        $460       20,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP        COM          580135101     $50,813    3,160,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
MERIDIAN MED          COM          589658103      $2,304       51,900   X                        1            X
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC           COM          59156R108      $3,567      131,900                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP        COM          594918104     $33,605      650,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------



                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICROSTRATEGY INC     SUB NT CV    594972AA9          $0       42,700   X                        1            X
                      7.5%07
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC          COM          620076109        $433       50,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL GOLF PPTYS   COM          63623G109        $491       41,800   X                        1            X
INC
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL              COM          637640103      $5,684      378,700   X                        1            X
SEMICONDUCTOR CORP
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC      COM          676220106      $7,173      486,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC        SB NT CV     69344FAB2        $745    1,000,000   X                        1            X
                      3.75%06
------------------------------------------------------------------------------------------------------------------------------------
PACCAR INC            COM          693718108     $30,884      669,500   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PENN TRAFFIC          COM NEW      707832200     $31,524    9,032,768   X                        1            X
CO NEW
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC            COM          717081103     $86,207    2,820,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP        COM          71713U102    $152,863    3,657,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP     COM          717265102    $109,316    3,453,900   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PITTSTON CO           COM BRINKS   725701106      $8,844      478,564                     X      1                    X
                      GRP
------------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC       COM          725906101     $19,838    1,725,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PLUM CREEK TIMBER     COM          729251108      $1,180       50,000   X                        1            X
CO INC
------------------------------------------------------------------------------------------------------------------------------------
PRAECIS               COM          739421105      $3,885    1,195,414   X                        1            X
PHARMACEUTICALS,
INC.
------------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS   COM          740189105      $3,785      156,100   X                        1            X
CORP
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC STORAGE INC    COM          74460D109        $426       13,200   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER        COM          746091107      $9,094    4,570,000   X                        1            X
TECHNOLOGIES INC.
------------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC       COM          74762E102      $1,621      463,200                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS     COM          74834L100     $16,683      293,200                     X      1                    X
INC
------------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP    COM NEW      74955W307     $36,676    1,251,300   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC   COM          749941100        $110       15,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP       COM          750438103        $562       30,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWARE     COM NEW      75409P202      $1,366      131,475   X                        1            X
CORP
------------------------------------------------------------------------------------------------------------------------------------
ROADWAY CORP          COM          769742107      $9,755      265,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL COLLINS INC  COM          774341101      $6,583      283,000                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------



                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROXIO INC             COM          780008108        $842      176,600                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO   NY REG EUR   780257804     $87,820    1,995,000   X                        1            X
                      .56
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD      COM          806857108     $42,599    1,012,100   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC        COM          820280105      $9,240      561,700                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
SHERWIN WILLIAMS CO   COM          824348106      $1,209       42,800                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC  COM          828806109      $1,022       30,000   X                        1            X
NEW
------------------------------------------------------------------------------------------------------------------------------------
SKYWEST INC           COM          830879102      $1,579      120,800                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP        SR LYON      834182AK3        $353      578,000   X                        1            X
                      ZERO 20
------------------------------------------------------------------------------------------------------------------------------------
STANCORP FINL GROUP   COM          852891100     $14,137      289,400                     X      1                    X
INC
------------------------------------------------------------------------------------------------------------------------------------
STEWART ENTERPRISES   CL A         860370105      $1,970      353,600                     X      1                    X
INC
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC     COM          867229106     $23,047    1,470,800   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
SYNCOR INTL CORP DEL  COM          87157J106      $6,784      244,646   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC      COM          876664103        $417       25,700   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO   SPON ADR     879403780     $21,132      660,800                     X      1                    X
S A                   ORD L
------------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE      COM          88033G100      $9,840      600,000   X                        1            X
CORP
------------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE      COM          88033G100      $4,405      268,600                     X      1                    X
CORP
------------------------------------------------------------------------------------------------------------------------------------
TICKETMASTER          CL B         88633P203     $29,833    1,405,871   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW     LYON ZERO    902124AC0      $5,835    8,000,000   X                        1            X
                      20
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP        COM          907818108     $19,913      332,600   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES   COM          913017109     $57,982      936,100   X                        1            X
CORP
------------------------------------------------------------------------------------------------------------------------------------
VALENTIS INC          COM          91913E104      $1,671      253,132                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC            CL B         925524308     $22,418      550,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
VIROPHARMA INC        COM          928241108        $691      473,149   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP          COM          92839U107        $217       31,200                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR       SH BEN       929042109        $744       20,000   X                        1            X
                      INT
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC    COM          939322103     $27,624      800,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOROS FUND MANAGEMENT LLC
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2002
                                                -------------------------------



                                               Fair Market     Shares    Investment Discretion                 Voting Authority
                      Title                       Value          or
                      of           Cusip           (in        Principal         Shared   Shared  Other
Issuer                Class        Number       thousands)     Amount   Sole    Instr.V   Other  Managers**   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WATERS CORP           COM          941848103        $436       20,000   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC        COM          94768C108      $7,295      887,500   X                        1            X
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH      COM          94973H108     $12,055      169,400                     X      1                    X
NETWORK NEW
------------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE INC      COM          961815107     $13,935      373,000                     X      1                    X
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WET SEAL INC          CL A         961840105      $2,018      187,530                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL  COM          969457100      $3,134    1,160,700                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC       COM          98389B100      $1,073       97,500                     X      1                    X
------------------------------------------------------------------------------------------------------------------------------------

                              Total:          $2,624,953

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:

        28-10391                        Acharne Global LLC
        28-05875                        Blavin & Company, Inc.
        28-06437                        Atlantic Investment Management, Inc.
        28-05444                        Brahman Capital Corp.
        28-06297                        Intrepid Capital Management LLC
        28-05227                        JL Advisors L.L.C.
        28-05485                        Olstein & Associates L.P.
        28-6301                         Origin Capital Management LLC
        28-04503                        Ridgecrest Investment Management LLC
        28-06099                        Seminole Management Company, Inc.
        28-5367                         Sirios Capital, L.L.C.
        28-7816                         Wyper Partners LLC

**Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC have investment discretion or voting authority over such securities.